RENTAL EXPENSE AND LEASE COMMITMENTS - Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement Disclosures
Rental expense	$ 1,821	$ 1,508	$ 1,474
Discontinued Operations, Disposed of by Means Other than Sale
Income Statement Disclosures
Rental expense			$ 29